Concentrations of Credit Risk (Details)	6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Customer Concentration Risk [Member] | Product sales and contract services revenue [Member] | Five Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage					86.00%
Customer Concentration Risk [Member] | Product sales and contract services revenue [Member] | Three Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage				76.00%
Customer Concentration Risk [Member] | Product sales and contract services revenue [Member] | Two Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	72.00%	88.00%	79.00%
Customer Concentration Risk [Member] | Accounts receivable [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	67.00%			100.00%
Geographic Concentration Risk [Member] | Revenue [Member] | Europe [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.00%	71.00%	64.00%	43.00%	53.00%
Geographic Concentration Risk [Member] | Revenue [Member] | Asia [Member]
Concentration Risk [Line Items]
Concentration risk percentage			3.00%	45.00%	38.00%
Geographic Concentration Risk [Member] | Revenue [Member] | North America [Member]
Concentration Risk [Line Items]
Concentration risk percentage	81.00%	29.00%	33.00%	12.00%	9.00%